SHARE-BASED COMPENSATION PLANS - Deferred Share Unit Plan (Details) - Deferred Share Units - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning of period (in shares)	377,667	202,927
Number of instruments granted (in shares)	260,381	184,823
Number of instruments exercised (in shares)	(120,150)	(10,083)
Number of instruments outstanding, end of period (in shares)	517,898	377,667